CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,145,320)	$ (5,977,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on PPP loans		(2,281,262)
Depreciation	424,359	827,568
Reduction of finance right-of-use asset	772,870
Amortization of operating right-of-use asset	207,464
Noncash interest	5,004,260	710,444
Amortization of debt discount	145,228	140,544
Bad debt expense	138,850	105,256
Stock-based compensation	2,157,000	4,712
Change in Earnout Liability	(9,260,000)
Change in fair value of debt	(553,235)
Change in fair value of warrant liability	(3,234,586)	190,911
Loss on extinguishment of debt	2,597,842
Changes in operating assets and liabilities:
Accounts receivable	(883,016)	(745,714)
Inventory	(261,176)	(167,836)
Prepaid expenses and other current assets	(1,745,180)	26,174
Other assets	(108,116)	(92,414)
Accounts payable	1,145,924	180,655
Accrued expenses	517,277	2,443,435
Operating lease liability	(159,348)
Net cash used in operating activities	(10,238,905)	(4,634,934)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(1,353,662)	(301,302)
Net cash used in investing activities	(1,353,662)	(301,302)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE Equity Financing	9,450,000
Proceeds from SPAC Trust	4,920,826
Issuance costs paid in closings	(8,243,247)
Proceeds from Issuance of Convertible Notes	27,452,121
Proceeds from line of credit	24,362,059	17,543,950
Repayments of line of credit	(24,949,874)	(16,956,135)
Proceeds from issuance of subordinated notes	375,000	2,765,000
Repayments of subordinated notes	(75,000)
Principal payments on finance lease obligations	(1,222,270)	(777,431)
Principal payments on equipment financing obligation	(56,126)	(49,662)
Proceeds from Paycheck Protection Program loans		1,003,112
Proceeds from subordinated loan and security agreement		1,955,067
Repayments of subordinated loan and security agreement	(10,652,314)	(602,637)
Proceeds from issuance of unsecured subordinated promissory notes	5,260,908
Repayments of unsecured subordinated promissory notes	(613,956)
Net cash provided by (used in) financing activities	26,008,126	4,881,264
Net increase (decrease) in cash and cash equivalents	14,415,559	(54,972)
Cash and cash equivalents at beginning of period	1,500,582	1,555,554
Cash and cash equivalents at end of period	15,916,141	1,500,582
Supplemental disclosure of cash flow information
Cash paid for interest	1,189,279	648,322
Cash paid for franchise taxes	6,480	7,652
Supplemental disclosure of noncash investing and financing activities:
Acquisition of property and equipment through capital leases		985,857
Acquisition of property and equipment through finance financing	2,233,834
Addition of ROU assets from finance lease modification	239,000
Conversion of Bridge Notes into Equity	$ 13,080,756
Issuance of stock for repayment of Subordinated Loan and Security agreement and Bridge Loan (secured subordinated loan)	800,000
Issuance of Subordinated convertible notes for repayment of Subordinated Loan and Security agreement and Bridge Loan (secured subordinated loan)	$ 2,547,879
Issuance of common stock warrants in connection with senior and subordinated convertible notes	1,991,503
Issuance of common stock in exchange for investment banking services	$ 7,159,162
Issuance of redeemable convertible preferred stock warrant in connection with subordinated loan and security agreement		$ 143,333